Change in significant accounting policy - Basis of presentation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,165,787	$ 964,680
Cost of sales	789,056	678,528
Gross profit	210,048	154,833
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
Net income	44,085	63,141
Without change/As originally reported
Income Statement [Abstract]
Revenue	1,169,421	957,220
Cost of sales	792,300	671,684
Gross profit	210,439	154,217
Equity earnings in affiliates and joint ventures	(14,908)	(25,815)
Net income	44,085	63,141
Effect of change
Income Statement [Abstract]
Revenue	(3,634)	7,460
Cost of sales	(3,244)	6,844
Gross profit	(391)	616
Equity earnings in affiliates and joint ventures	(391)	616
Net income	$ 0	$ 0